Convertible Subordinated Debt	12 Months Ended
Dec. 31, 2012
Convertible Subordinated Debt [Abstract]
Convertible Subordinated Debt
Convertible Subordinated Debt

As per 1 January 2009, ASMI applies ASC 815 “Determining Whether an Instrument (or Embedded Feature) Is Indexed to an Entity’s Own Stock”.

Our convertible bonds initially due 2011 and 2014, included a component that creates a financial liability to the Company and a component that grants an option to the holder of the convertible note to convert it into common shares of the Company (“conversion option”). ASC 815 requires separate recognition of these components.

For the conversion options of the convertible bonds due 2011 the accounting was different from that for the conversion option of the convertible bonds due 2014. As the convertible bonds due 2011 were denominated in USD and the ASM International common shares in which they can be converted to are denominated in Euro, these conversion options were recognized as a liability measured at fair value. The conversion option was measured at fair value through the income statement. For the conversion options of the convertible bonds due 2014 the fixed–for-fixed principle is met as both the debt instrument (the bond) and the Company’s equity shares, in which they can be converted to, are denominated in the same currency (Euro). Based on this criterion the conversion option qualifies as permanent equity.

The fair value of the liability component is estimated using the prevailing market interest rate at the date of issue, for similar non-convertible debt. Subsequently, the liability is measured at amortized cost. The interest expense on the liability component is calculated by applying the market interest rate for similar non-convertible debt at the date of issue to the liability component of the instrument. The difference between this amount and the interest paid is added to the carrying amount of the convertible subordinated notes, thus creating a non-cash interest expense. For the financial year 2012 this accretion interest expense was €4,469 (2011: €4,401).

On October 8, 2012 we initiated a full redemption for all of the outstanding principle balance of our 6.50% Convertible Subordinated notes due 2014, as per November 27, 2012. This proposal for redemption resulted in a full conversion of convertible notes into 9,074,396 common shares.

On December 31, 2010 we initiated a full redemption for all of the outstanding principal balance of our 4.25% Convertible Subordinated notes due 2011, as per February 15, 2011. This proposal for redemption resulted in an almost full conversion of convertible notes into common shares. Until conversion, the conversion option was valued at fair value resulting in a non-cash loss during 2011 of €4.4 million.

The changes in the outstanding amounts of convertible subordinated debt are as follows:

	4.25% convertible subordinated notes, due 2011	6.50% convertible unsecured notes, due 2014
Liability at redemption value at date of issuance	111,682	150,000
Conversion component at date of issuance	(18,329)	(23,601)
Liability component at date of issuance	93,353	126,399

Balance January 1, 2011	32,438	130,804
Conversion of notes	(32,536)	—
Accrual of interest	126	4,274
Foreign currency translation effect	(29)	—
Balance December 31, 2011	—	135,078
Conversion of notes	—	(139,407)
Accrual of interest	—	4,329
Balance December 31, 2012	—	—

	4.25% convertible subordinated notes, due 2011	6.50% convertible subordinated notes, due 2014
Nominal value in US$:
December 31, 2011	—	n/a
December 31, 2012	—	—
Nominal value in €:
December 31, 2011	—	150,000
December 31, 2012	—	—

4.25% convertible subordinated notes, due 2011
In December 2004, ASMI issued US$150.0 million in principal amount of 4.25% convertible subordinated notes due in December 2011 in a private offering. Interest on the notes was payable on June 6 and December 6 of each year. The notes were subordinated in right of payment to all of the Company’s existing and future senior indebtedness. The notes were convertible, at the option of the holder, into shares of the Company’s common stock initially at a conversion rate of 48.0307 shares of common stock for each US$1,000 principal amount of notes, subject to adjustment in certain circumstances. This was equivalent to an initial conversion price of US$20.82 per share. Effective December 6, 2007, the conversion price was adjusted for the cash dividend paid in September 2007 to US$20.71 per share. On or after December 6, 2007, the Company could redeem any of the notes at a redemption price equal to 100% of the principal amount of the notes being redeemed, plus accrued and unpaid interest, if the closing price of the Company’s common shares exceeded 130% of the conversion price for at least 20 trading days in any period of 30 consecutive trading days. In the event of a change in control, the Company could be required to repurchase the notes.

In 2007, US$14.6 million of the US$150.0 million convertible subordinated notes were repurchased. The US$14.6 million were repurchased for a market value of US$19.4 million. The loss for the early extinguishment of the notes of €3,740, which includes the premium paid above par and the write-off of unamortized issuance costs, was recorded as expense from early extinguishment of debt in the Consolidated Statement of Operations for the year 2007.

In 2008 US$7.7 million in convertible subordinated notes were converted into 372,426 common shares of which 102,509 consisted of the treasury shares previously purchased by the Company and 269,917 newly issued common shares.

In 2009 US$26.3 million convertible subordinated notes were repurchased for a market value of US$33.7 million. The loss from the early extinguishment of the notes of €1,548 thousand, which includes the write-off of unamortized issuance costs and the amortization of unamortized interest expenses, was recorded as a loss from early extinguishment of debt in the Consolidated Statement of Operations for the year 2009.

In 2010 US$56.5 million convertible subordinated notes was repurchased for a market value of US$74.6 million. The loss from the early extinguishment of the notes of €3,609, which includes the write-off of unamortized issuance costs and the amortization of unamortized interest expenses, was recorded as a loss from early extinguishment of debt in the Consolidated Statement of Operations for the year 2010.

In 2010 US$7 thousand in convertible subordinated notes were converted into 337 common shares, newly issued by the Company.

On January 3, 2011 we announced that we initiated a full redemption for all of the outstanding principal balance of the 4.25% Convertible Subordinated Notes due 2011. The Notes which were not converted into common shares were redeemed on February 16, 2011, at a redemption price of 100.00% of the principal amount thereof, plus accrued and unpaid interest to February 15, 2011. The Notice of Redemption for the Notes was sent to all registered holders on January 3, 2011.

6.50% convertible subordinated notes, due 2014
In November 2009, ASMI issued €150.0 million in principal amount of 6.50% convertible unsecured notes due in November 2014 in a private offering. Interest on the notes is payable on February 6, May 6, August 6 and November 6 of each year. The notes are subordinated in right of payment to all of the Company’s existing and future senior indebtedness. The notes are convertible into shares of the Company’s common stock only, initially at a conversion rate of 58.5851 shares of common stock for each €1,000 principal amount of notes, subject to adjustment in certain circumstances. This is equivalent to an initial conversion price of €17.09 per share. As a result of the dividend paid on common shares during 2011 and 2012 the conversion price was adjusted to €16.85 and €16.53 respectively. On or after November 27, 2012, the Company could redeem any of the notes at a redemption price equal to 100% of the principal amount of the notes being redeemed, plus accrued and unpaid interest, if the closing price of the Company’s common shares had exceeded 130% of the conversion price for at least 20 trading days in any period of 30 consecutive trading days.

On October 8, 2012 we announced that we initiated a full redemption for all of the all outstanding 6.5% senior unsecured convertible bonds on November 27, 2012 at their principal amount, together with accrued but unpaid interest. The Notice of Redemption for the Notes was sent to all registered holders on October 8, 2012. Bondholders could exercise their right to convert their Bonds into ordinary shares ultimately on November 20, 2012. This proposal for redemption resulted in a full conversion of convertible notes into 9,074,396 common shares.

Conversion option
The conversion component of the subordinated notes qualifying as a liability was measured at fair value. The fair values for these options were determined using a Black-Scholes option valuation model.

Debt issuance costs
The fees incurred for the issuance of the convertible subordinated notes are included as debt issuance costs in the Consolidated Balance Sheet and amortized by the effective interest method as interest expense during the economic life of the debts. Upon the conversion of the 6.50% convertible unsecured notes the balance of the unamortized debt issuance costs impaired, an amount of €2,209 was recognized as loss from early extinguishment of debt in the Consolidated Statement of Operations for the year 2012.